Financial instruments (Details Narrative) - USD ($) $ in Thousands	Aug. 31, 2025	Dec. 05, 2024
Notes and other explanatory information [abstract]
Current assets	$ 25,800
Cash	7,800
Current liabilities	24,500
Working capital deficit	1,300
Derivative liabilities	1,000
Overdraft facility	$ 5,000	$ 5,000